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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-07870


                   	 Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Real Estate Shares
         Schedule of Investments 3/31/2010 (unaudited)

Shares                                                           Value
         COMMON STOCKS - 98.2 %
         Consumer Services - 1.5 %
         Hotels, Resorts & Cruise Lines - 1.5 %
43,600   Starwood Hotels & Resorts                            $2,033,504
         Total Consumer Services                              $2,033,504
         Real Estate - 96.7 %
         Diversified Real Estate Activities - 0.6 %
35,600   Pebblebrook Hotel Trust *                            $ 748,668
         Diversified Real Estate Investment Trusts - 9.2 %
138,700  Liberty Property Trust                               $4,707,478
84,500   Retail Opportunity Investment Corp. *                  855,140
93,123   Vornado Realty Trust (b)                              7,049,411
                                                              $12,612,029
         Industrial Real Estate Investment Trusts - 7.2 %
100,500  AMB Property Corp. (b)                               $2,737,620
531,000  DCT Industrial Trust, Inc. (b)                        2,777,130
128,200  Dupont Fabros Technology, Inc.                        2,767,838
102,000  First Potomac Realty Trust                            1,533,060
                                                              $9,815,648
         Office Real Estate Investment Trusts - 14.2 %
15,700   Alexandria Real Estate Equities, Inc. (b)            $1,061,320
150,000  BioMed Property Trust, Inc. (b)                       2,481,000
91,000   Boston Properties, Inc.                               6,865,040
51,900   Digital Realty Trust, Inc. (b)                        2,812,980
111,300  Kilroy Realty Corp. (b)                               3,432,492
37,800   Mack-Cali Realty Corp.                                1,332,450
70,800   Piedmont Office Realty Trust, Inc. (b)                1,405,380
                                                              $19,390,662
         Residential Real Estate Investment Trusts - 17.0 %
74,201   AvalonBay Communities, Inc. * (b)                    $6,407,256
95,000   Camden Property Trust *                               3,954,850
18,500   Equity Lifestyle Properties, Inc.                      996,780
227,000  Equity Residential Property Trust                     8,887,050
25,000   Essex Property Trust, Inc. (b)                        2,248,750
33,200   Post Properties, Inc. (b)                              731,064
                                                              $23,225,750
         Retail Real Estate Investment Trusts - 24.4 %
67,800   Federal Realty Investment Trust (b)                  $4,936,518
144,500  Kimco Realty Corp.                                    2,259,980
251,800  Kite Realty Group Trust                               1,191,014
77,000   National Retail Properties (b)                        1,757,910
30,000   Realty Income Corp. (b)                                920,700
97,300   Regency Centers Corp. (b)                             3,645,831
153,881  Simon Property Group                                  12,910,616
15,100   Taubman Centers, Inc. (b)                              602,792
133,419  The Macerich Co. (b)                                  5,111,282
                                                              $33,336,643
         Specialized Real Estate Investment Trusts - 24.1 %
50,500   Entertainment Properties Trust (b)                   $2,077,065
276,600  Extra Space Storage, Inc.                             3,507,288
166,800  HCP, Inc. (b)                                         5,504,400
23,300   HealthCare REIT, Inc. (b)                             1,053,859
397,938  Host Hotels & Resorts, Inc.                           5,829,792
147,000  Nationwide Health Properties, Inc.                    5,167,050
157,300  Omega Healthcare Investors (b)                        3,065,777
73,000   Public Storage, Inc.                                  6,715,270
                                                              $32,920,501
         Total Real Estate                                    $132,049,901
         TOTAL COMMON STOCKS                                  $134,083,405
         (Cost  $90,246,275)
Principal
Amount ($)
         TEMPORARY CASH INVESTMENTS - 21.1 %
         Securities Lending Collateral  - 21.1 % (c)
         Certificates of Deposit:
790,654  DnB NOR Bank ASA NY, 0.19%, 5/19/10                  $790,654
790,675  Rabobank Nederland NY, 0.19%, 7/6/10                  790,675
790,654  Royal Bank of Canada, 0.23%, 1/21/11                  790,654
714,753  Bank of Nova Scotia, 0.2%, 6/1/10                     714,753
790,663  BBVA NY, 0.265%, 6/1/10                               790,663
240,553  BNP Paribas, 0.70%, 6/4/10                            240,553
869,719  CBA Financial, 0.27%, 1/3/11                          869,719
                                                              $4,987,671
         Commercial Paper:
104,623  Caterpillar Financial Services, 0.34%, 8/20/10       $104,623
347,879  JDCLLP, 0.15%, 4/7/10                                 347,879
332,064  JDCLLP, 0.15%, 4/9/10                                 332,064
553,458  BCSFUN, 0.07%, 4/1/10                                 553,458
581,090  CATFIN, 0.17%, 4/16/10                                581,090
395,180  CBAPP, 0.20%, 6/7/10                                  395,180
632,425  HNDAF, 0.17%, 5/4/10                                  632,425
169,975  HNDAF, 0.16%, 4/22/10                                 169,975
79,050   INDFG, 0.21%, 5/4/10                                   79,050
948,616  INDFG, 0.20%, 5/3/10                                  948,616
616,633  PARFIN, 0.25%, 4/19/10                                616,633
790,347  WSTPAC, 0.25%, 5/27/10                                790,347
790,633  Char FD, 0.16%, 4/7/10                                790,633
316,180  Ciesco, 0.19%, 5/20/10                                316,180
790,458  FASCO, 0.19%, 5/18/10                                 790,458
324,008  Kithaw, 0.16%, 5/5/10                                 324,008
474,253  Kithaw, 0.20%, 5/24/10                                474,253
316,198  Old LLC, 0.18%, 5/11/10                               316,198
316,211  Ranger, 0.18%, 5/3/10                                 316,211
237,152  SRCPP, 0.19%, 5/6/10                                  237,152
604,045  SRCPP, 0.17%, 4/6/11                                  604,045
145,891  STRAIT, 0.18%, 4/1/10                                 145,891
153,644  STRAIT, 0.18%, 5/7/10                                 153,644
348,653  STRAIT, 0.17%, 4/26/10                                348,653
316,153  STRAIT, 0.20%, 6/2/10                                 316,153
395,246  TB LLC, 0.19%, 5/10/10                                395,246
395,153  TB LLC, 0.23%, 6/9/10                                 395,153
790,654  Toyota Motor Credit Corp., 0.23%, 1/10/11             790,654
223,558  Wal Mart Stores, Inc., 0.22%, 7/1/10                  223,558
900,784  Bank of America, 0.85%, 5/12/10                       900,784
395,269  GE, 0.30%, 1/26/11                                    395,269
237,324  GE Capital Corp., 0.43%, 8/20/10                      237,324
85,588   GE Capital Corp., 0.35%, 10/21/10                      85,588
86,170   GE Capital Corp., 0.31%, 10/6/10                       86,170
88,176   John Deere Capital Corp., 0.33%, 7/16/10               88,176
669,156  JPMorgan Chase & Co., 0.57%, 9/24/10                  669,156
716,067  CME, Inc., 0.90%, 8/6/10                              716,067
896,497  Santander, 0.30%, 7/23/10                             896,497
169,507  US Bancorp, 0.65%, 5/6/10                             169,507
79,129   US Bancorp, 0.66%, 6/4/10                              79,129
121,146  US Bancorp, 0.30%, 5/28/10                            121,146
561,501  WFC, 0.70%, 1/24/11                                   561,501
316,177  WFC, 0.33%, 12/2/10                                   316,177
                                                              $17,811,921
         Tri-party Repurchase Agreements:
1,154,355Deutsche Bank, 0.02%, 4/1/10                         $1,154,355
2,371,962RBS Securities, Inc., 0.01%, 4/1/10                   2,371,962
                                                              $3,526,317
Shares
         Time Deposits:
1,226,779Societe Generale, 0.12%, 4/1/10                      $1,226,779

         Money Market Mutual Fund:
1,265,045Dreyfus Preferred Money Market Fund                  $1,265,045
         Total Securities Lending Collateral                  $28,817,733
         TOTAL TEMPORARY CASH INVESTMENTS                     $28,817,733
         (Cost  $28,817,733)
         TOTAL INVESTMENT IN SECURITIES - 119.3 %             $162,901,138
         (Cost  $119,064,008)(a)
         OTHER ASSETS AND LIABILITIES - (19.3) %              $(26,332,373)
         TOTAL NET ASSETS - 100.0 %                           $136,568,765

*        Non-income producing security.

(a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $126,925,829 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost            $43,080,697

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value             (7,112,472)

         Net unrealized gain                                  $35,968,225

(b)      At March 31, 2010, the following securities were out on loan:

Shares                         Security                          Value
15,000   Alexandria Real Estate Equities, Inc.                $1,014,000
2,000    AMB Property Corp.                                     54,480
60,100   AvalonBay Communities, Inc. *                         5,189,635
2,800    BioMed Property Trust, Inc.                            46,312
130,000  DCT Industrial Trust, Inc.                            679,900
51,300   Digital Realty Trust, Inc.                            2,780,460
17,500   Entertainment Properties Trust                        719,775
21,050   Essex Property Trust, Inc.                            1,893,448
10,900   Federal Realty Investment Trust                       793,629
35,600   HCP, Inc.                                             1,174,800
3,400    HealthCare REIT, Inc.                                 153,782
33,800   Kilroy Realty Corp.                                   1,042,392
120,679  The Macerich Co.                                      4,623,212
12,000   National Retail Properties                            273,960
14,800   Omega Healthcare Investors                            288,452
32,000   Piedmont Office Realty Trust, Inc.                    635,200
32,800   Post Properties, Inc.                                 722,256
29,300   Realty Income Corp.                                   899,217
85,700   Regency Centers Corp.                                 3,211,179
13,900   Taubman Centers, Inc.                                 554,888
15,723   Vornado Realty Trust                                  1,190,231
         Total                                                $27,941,208

(c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March
         31, 2010, in valuing the Fund's assets:
                                Level 1     Level 2   Level 3    Total
Common Stocks                $134,083,405     $0        $0   $134,083,405
Temporary Cash Investments              0  27,552,688    0     27,552,688
Money Market Mutual Fund        1,265,045      0         0      1,265,045
Total                        $135,348,450 $27,552,688   $0   $162,901,138


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 28, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 28, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 28, 2010

* Print the name and title of each signing officer under his or her signature.